MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6%
	APPAREL & TEXTILE PRODUCTS - 4.4%
22,916	NIKE, Inc., Class B	$ 2,526,947

	BEVERAGES - 7.9%
39,560	Coca-Cola Company (The)	2,311,886
13,382	PepsiCo, Inc.	2,252,057
		4,563,943
	BIOTECH & PHARMA - 4.3%
4,205	Eli Lilly and Company	2,485,323

	DIVERSIFIED INDUSTRIALS - 8.0%
23,719	Emerson Electric Company	2,108,619
20,533	General Electric Company	2,500,920
		4,609,539
	E-COMMERCE DISCRETIONARY - 4.3%
16,988	Amazon.com, Inc.(a)	2,481,777

	ELECTRIC UTILITIES - 3.5%
35,097	NextEra Energy, Inc.	2,053,525

	ENTERTAINMENT CONTENT - 4.6%
28,736	Walt Disney Company (The)(a)	2,663,540

	INFRASTRUCTURE REIT - 4.7%
12,975	American Tower Corporation	2,708,921

	INSURANCE - 4.0%
6,456	Berkshire Hathaway, Inc., Class B(a)	2,324,160

	INTERNET MEDIA & SERVICES - 8.4%
750	Booking Holdings, Inc.(a)	2,344,275
5,334	Netflix, Inc.(a)	2,528,156
		4,872,431
	LEISURE FACILITIES & SERVICES - 8.2%
8,336	McDonald's Corporation	2,349,418

MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE FACILITIES & SERVICES - 8.2% (Continued)
23,948	Starbucks Corporation	$ 2,378,037
		4,727,455
	MEDICAL EQUIPMENT & DEVICES - 3.6%
4,205	Thermo Fisher Scientific, Inc.	2,084,671

	SEMICONDUCTORS - 3.9%
4,838	NVIDIA Corporation	2,262,733

	SOFTWARE - 17.5%
4,151	Adobe, Inc.(a)	2,536,303
7,139	Microsoft Corporation	2,705,037
19,394	Oracle Corporation	2,253,777
10,590	Salesforce, Inc.(a)	2,667,621
		10,162,738
	TECHNOLOGY SERVICES - 12.3%
7,154	Accenture PLC, Class A	2,383,284
5,630	Mastercard, Inc., Class A	2,329,863
9,452	Visa, Inc., Class A	2,426,139
		7,139,286

	TOTAL COMMON STOCKS (Cost $52,374,708)	57,666,989

	TOTAL INVESTMENTS - 99.6% (Cost $52,374,708)	$ 57,666,989
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	262,494
	NET ASSETS - 100.0%	$ 57,929,483

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.